Basis of preparation of financial statements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Basis of preparation of financial statements
2.	Basis of preparation of financial statements
The consolidated financial statements of the Company for the years ended December 31, 2019, 2018 and 2017, were authorized for issuance by the executive board of directors on
April
30
, 2020.
The consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and in Brazilian Reais, which is the functional currency of the Company.
The consolidated financial statements provide comparative information in respect of the previous period. In addition, the Company presents an additional statement of financial position at the beginning of the preceding period when there is a retrospective application of an accounting policy, a retrospective restatement, or a reclassification of items in financial statements.
The financial statements were prepared using the historical cost basis, except for certain financial instruments, which are measured at fair value.
The Company has adopted all standards and interpretations issued by the IASB and the IFRS Interpretations Committee that were in effect on December 31, 2019.